Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.
Significant Accounting Policies and Recent Accounting Pronouncements:

(a) Principles of Consolidation:
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of Costamare and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Costamare as the holding company determines whether it has a controlling financial interest in an entity by first
evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”)
810
“Consolidation” , a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Costamare consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than
50%
), of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC
810
-
10,
that in general either do
not
have equity investors with voting rights or that have equity investors that do not
provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may
include a variable interest in an entity to determine if it
may
be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of
December 31, 2016
and
2017
no
such interest existed.

(b) Use of Estimates:
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Comprehensive Income / (Loss):
In the statement of comprehensive income, the Company presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The Company follows the provisions of ASC
220
“Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two
separate but consecutive statements. Reclassification adjustments between OCI and net income are required to be presented separately on the statement of comprehensive income.

(d) Foreign Currency Translation:
The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets and, therefore, primarily transact business in U.S. dollars. The Company’s books of accounts are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

(e) Cash and Cash Equivalents:
The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three
months or less to be cash equivalents. Cash also includes other kinds of accounts that have the general characteristics of demand deposits in that the customer may
deposit additional funds at any time and also effectively
may
withdraw funds at any time without prior notice or penalty.

(f) Restricted Cash:
Restricted cash consists of minimum cash deposits to be maintained at all times under certain of the Company’s loan agreements.
Restricted cash also includes bank deposits and deposits in so-called “retention accounts” that are required under the Company’s borrowing arrangements which are used to fund the loan installments coming due. The funds can only be used for the purposes of loan repayment.

(g) Accounts Receivable, net:
The amount shown as receivables, at each balance sheet date, mainly includes receivables from charterers for hire, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The provision established for doubtful accounts as of
December 31, 2016
and
2017,
is
$0
.

(h) Inventories:
Inventories consist of bunkers, lubricants and spare parts which are stated at the lower of cost or market on a consistent basis. Cost is determined by the first
in,
first
out method.

(i) Insurance Claims Receivable:
The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the claim is not
subject to litigation.

(j) Vessels, Net:
Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

The cost of each of the Company’s vessels is depreciated from the date of acquisition on a straight-line basis over the vessel’s remaining estimated economic useful life, after considering the estimated residual value which is equal to the product of vessels’ lightweight tonnage and estimated scrap rate, which up until
December 31, 2014,
was estimated to be approximately
$0.250
per lightweight ton.
In order to align the scrap rate estimates with the current historical average scrap rate, effective from
January 1, 2015,
the Company adjusted the estimated scrap rate used to calculate the vessels' salvage value from
$0.250
to
$0.300
per lightweight ton.
The impact of the increase in the estimated scrap rate is a decrease in depreciation expense prospectively. The effect of this change in accounting estimate, which did not
require retrospective adoption as per ASC
250
"Accounting Changes and Error Corrections", was to decrease depreciation expense by
$5,388
and increase net income by
$5,388
or
$0.07
per common share, basic and diluted , for the year ended
December 31, 2015.

Management estimates the useful life of the Company’s vessels to be
30
years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

If the estimated economic lives assigned to the Company’s vessels prove to be too long because of unforeseen events such as an extended period of weak markets, the broad imposition of age restrictions by the Company’s customers’, new regulations, or other future events, the remaining estimated useful life of any affected vessel is adjusted accordingly.

(k) Accrued Charter Revenue/Unearned Revenue:
The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired from entities that are not
under common control. This policy does
not
apply when a vessel is acquired from entities that are under common control. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference is recorded as accrued charter revenue. When the opposite situation occurs, any difference, capped to the vessel’s fair value on a charter free basis, is recorded as unearned revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

(l) Impairment of Long-lived Assets:
The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may
not
be recoverable, such as during severe disruptions in global economic and market conditions. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount.

In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to time charter rates, vessels’ operating expenses, vessels’ capital expenditures, vessels’ residual value, fleet utilization and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations.

The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel’s carrying value. To the extent impairment indicators are present, the undiscounted projected net operating cash flows are determined as the sum of (i) the charter revenues from existing time charters for the fixed fleet days and (ii) an estimated daily time charter rate for the unfixed days (based on the most recent ten
year historical average rates) over the remaining estimated life of the vessel, over (i) expected outflows for vessels’ operating expenses assuming an expected increase in expenses of
2.76%,
based on management’s estimates taking into consideration the Company’s historical data, (ii) planned dry-docking and special survey expenditures, (iii) management fees expenditures and fleet utilization of
99.2%
(excluding the scheduled off-hire days for planned dry-dockings and special surveys which are determined separately ranging from
14
to
22
days depending on the size and age of each vessel), which is based on historical experience. The Company considers the most recent ten
year historical average rates to be a reasonable estimation of expected future charter rates over the remaining useful life of the Company's vessels since such historical average represents a full shipping cycle that captures the highs and lows of the market. The Company utilizes the standard deviation in order to eliminate the outliers in the period before computing the historic ten
year average rates. The salvage value used in the impairment test is estimated at approximately
$0.300
per light weight ton in accordance with the vessels’ depreciation policy.
Should the carrying value of the vessel exceed its estimated future undiscounted net operating cash flows, impairment is measured based on the excess of the carrying amount over the fair market value of the asset. The Company determines the fair value of its vessels based on management estimates and assumptions and by making use of available market data and taking into consideration third
party valuations. Therefore the Company has categorized the fair value of the vessels as Level
2
in the fair value hierarchy.

The review of the carrying amounts in connection with the estimated recoverable amount of the Company’s vessels as of
December 31, 2017,
resulted in an impairment loss of
$17,959,
in relation to
seven
of the Company’s vessels. As at
December 31, 2015
and
2016
the Company’s assessment concluded that
no
impairment loss should be recorded.

(m) Long-lived Assets Classified as Held for Sale:
The Company classifies long lived assets and disposal groups as being held for sale in accordance with ASC
360,
"Property, Plant and Equipment", when: (i) management, having the authority to approve the action, commits to a plan to sell the asset; (ii) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one
year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. According to ASC
360
-
10
-
35,
the fair value less cost to sell of the long-lived asset (disposal group) should be assessed each reporting period it remains classified as held for sale. Subsequent changes in the long-lived asset's fair value less cost to sell (increase or decrease) would be reported as an adjustment to its carrying amount, except that the adjusted carrying amount should not
exceed the carrying amount of the long-lived asset at the time it was initially classified as held for sale. These long lived assets are not
depreciated once they meet the criteria to be classified as held for sale and are classified in current assets on the consolidated balance sheet.

(n) Accounting for Special Survey and Dry-docking Costs:
The Company follows the deferral method of accounting for special survey and dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. If a survey is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale. Furthermore, unamortized dry-docking and special survey balances of vessels that are classified as Assets held for sale and are not
recoverable as of the date of such classification are immediately written-off to the consolidated statement of income.

(o) Financing Costs:
Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third
parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Deferred financing costs are presented as a deduction from the corresponding liability. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made.

(p) Concentration of Credit Risk:
Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, accounts receivable (included in current and non-current assets), equity method investments, equity securities, debt securities and derivative contracts (interest rate swaps and foreign currency contracts). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit rated financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings. The Company limits its credit risk with accounts receivable, equity method investments and equity and debt securities by performing ongoing credit evaluations of its customers’ and investees’ financial condition and generally does not
require collateral for its accounts receivable.

(q) Voyage Revenues:
Voyage revenues are generated from time charter agreements and are usually paid
15
days in advance. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time charter revenues over the term of the charter are recorded as service is provided, when they become fixed and determinable.

Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis as the average revenue over the rental periods of such agreements, as service is performed. A voyage is deemed to commence upon the completion of discharge of the vessel’s previous cargo and the sea passage for the next fixed cargo and is deemed to end upon the completion of discharge of the current cargo, provided an agreed non-cancelable charter agreement between the Company and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not
been met, including any unearned revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight-line basis. Unearned revenue also includes the unamortized balance of the liability associated with the acquisition of second
-hand vessels with time charters attached which were acquired at values below fair value at the date the acquisition agreement is consummated.

Revenues for
2015,
2016
and
2017,
derived from significant charterers individually accounting for
10%
or more of revenues (in percentages of total revenues) were as follows:

	2015	2016	2017
A	31%	30%	28%
B	26%	28%	29%
C	13%	14%	16%
D	18%	19%	21%
Total	88%	91%	94%

(r) Voyage Expenses:
Voyage expenses primarily consist of port, canal and bunker expenses that are unique to a particular charter and are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements and commissions and fees, which are always paid for by the Company, regardless of the charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company’s revenues are earned.

(s) Repairs and Maintenance:
All repair and maintenance expenses, including underwater inspection expenses, are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.

(t) Derivative Financial Instruments:
The Company enters into interest rate swap contracts to manage its exposure to fluctuations of interest rate risks associated with specific borrowings. Interest rate differentials paid or received under these swap agreements are recognized as part of the interest expense related to the hedged debt. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flow to be paid (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in the consolidated statement of comprehensive income until earnings are affected by the forecasted transaction or the variability of cash flow and are then reported in earnings. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes have occurred. Realized gains or losses on early termination of the derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument. The Company may
re-designate an undesignated hedge after its inception as a hedge but then will consider its non-
zero
value at re-designation in its assessment of effectiveness of the cash flow hedge.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.

This process includes linking all derivatives that are designated as cash flow hedges to specific forecasted transactions or variability of cash flow.

The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. The Company considers a hedge to be highly effective if the change in fair value of the derivative hedging instrument is within
80%
to
125%
of the opposite change in the fair value of the hedged item attributable to the hedged risk. When it is determined that a derivative is not
highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, in accordance with ASC
815
“Derivatives and Hedging”.

On
January 1, 2016
the Company changed the presentation of interest accrued and realized on non-hedging derivative instruments and reclassified such from the Interest and Finance costs  line item to Gain / (Loss) on derivative instruments, net on the consolidated statements of income. Comparative figures have been recast to reflect this change in presentation.

The Company also enters into forward exchange rate contracts to manage its exposure to currency exchange risk on certain foreign currency liabilities. The Company has not
designated these forward exchange rate contracts for hedge accounting.

(u) Earnings per Share:
Basic earnings per share are computed by dividing net income attributable to common equity holders by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. The Company had no
dilutive securities outstanding during the
three
-year period ended
December 31, 2017.
Earnings per share attributable to common equity holders are adjusted by the contractual amount of dividends related to the preferred stock holders that accrue for the period.

(v) Fair Value Measurements:
The Company adopted, as of
January 1, 2008,
ASC
820
“Fair Value Measurements and Disclosures”, which defines and provides guidance as to the measurement of fair value. This standard creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level
1
) to quoted prices in active markets and the lowest priority (Level
3
) to unobservable data for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. The standard applies when assets or liabilities in the financial statements are to be measured at fair value, but does not
require additional use of fair value beyond the requirements in other accounting principles (Notes
18
and
19
).

ASC
825
“Financial Instruments” permits companies to report certain financial assets and financial liabilities at fair value. ASC
825
was effective for the Company as of
January 1, 2008,
at which time the Company could elect to apply the standard prospectively and measure certain financial instruments at fair value. The Company has evaluated the guidance contained in ASC
825,
and has elected
not
to report any existing financial assets or liabilities at fair value that are not
already so reported; therefore, the adoption of the statement had no
impact on its financial position and results of operations. The Company retains the ability to elect the fair value option for certain future assets and liabilities acquired under this standard.

(w) Segment Reporting:
The Company reports financial information and evaluates its operations by charter revenues and not
by the length of ship employment for its customers, i.e., spot or time charters. The Company does not
use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not
identify expenses, profitability or other financial information for these charters. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide (subject to certain agreed exclusions) and, as a result, the disclosure of geographic information is impracticable. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one
reportable segment.

(
x
) Equity Method Investments:
Investments in the common stock of entities, in which the Company has significant influence over operating and financial policies, are accounted for using the equity method. Under this method, the investment in such entities is initially recorded at cost and is adjusted to recognize the Company’s share of the earnings or losses of the investee after the acquisition date and is adjusted for impairment whenever facts and circumstances indicate that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income / (loss). Dividends received from an investee reduce the carrying amount of the investment. When the Company’s share of losses in an investee equals or exceeds its interest in the investee, the Company does not
recognize further losses unless the Company has incurred obligations or made payments on behalf of the investee.

(y) Capital Leases:
The Financial Accounting Standards Board (“FASB”) ASC
840
classifies leases as capital or operating. Capital leases are accounted for as the acquisition of an asset and the incurrence of an obligation by the lessee and as a sale or financing by the lessor. All other leases are accounted for as operating leases. The determination of whether an arrangement is (or contains) a capital lease is based on the substance of the arrangement at the inception date and is assessed in accordance with the criteria set in ASC
840
-
10
-
25
-
1.

Capital leases are capitalized at the commencement of the lease at the lower between the fair value of the leased asset and the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability. Finance charges are recognized in finance costs in the consolidated statement of income. The lease payments are allocated between liability and finance costs to achieve a constant rate on the capital balance outstanding. If the lease agreement transfers the ownership of the leased asset to the lessee, then the asset is depreciated over its useful economic life (estimated at
30
years), otherwise it is depreciated over the lease term.

For sale and lease back transactions, when the fair value of the asset sold is more than its carrying amount, any indicated loss or gain on the sale is in substance a prepayment of rent or unearned rent, respectively, and thus, in accordance with ASC
840
-
40
-
35
-
4,
the Company defers this prepaid or unearned rental and amortizes it over the lease term. In case the fair value of the asset sold is less than its carrying amount, any indicated loss on the sale is recognized in the consolidated statement of income as incurred.

Operating lease payments are recognized as an operating expense in the consolidated statement of income on a straight-line basis over the lease term.

(z) Investments in Equity and Debt Securities:
The Company classifies debt securities and equity securities pursuant to the provisions of ASC
320
-
10
-
25
-
1
“Investments–Debt and Equity Securities”, into
one
of the following
three
categories:

a. Trading securities: If the Company acquires a security with the intent of selling it in the near term, the security is classified as trading,

b. Available-for-sale securities: Investments in debt securities and equity securities that have readily determinable fair values not
classified as trading securities or as held-to-maturity securities are classified as available-for-sale securities and

c. Held-to-maturity securities: Investments in debt securities are classified as held-to-maturity only if the Company has the positive intent and ability to hold these securities to maturity.

In order to determine the applicable category, the Company considers the following: (i) if the Company intends to sell the security, (ii) whether it is more likely than not
that the Company will be required to sell the security before the recovery of its (entire) cost, and (iii) whether the security has a readily determinable fair value or not.

Debt and equity securities which are decided on inception to be accounted for as trading securities or available-for-sale securities are initially recognized at cost and subsequently are measured at fair value. Declines in the fair value of trading securities are recognized in earnings, while declines in the fair value of available-for-sale securities are recorded in Other Comprehensive Income and affect earnings when the securities are disposed. Held-to-maturity debt securities are initially recognized at cost and subsequently are measured at amortized cost, less impairment. The amortized cost is adjusted for amortization of premiums and accretion of discounts to maturity. Management evaluates debt securities held-to-maturity for other than temporary impairment at each reporting date. In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not
limited, to the following: (i) the extent of the duration of the decline; (ii) the reasons for the decline in value, and (iii) the financial condition of and near-term prospects of the issuer. An investment in debt or equity securities is considered impaired if the fair value of the investment is less than its carrying value, in which case, the Company recognizes in earnings an impairment loss equal to the difference between their carrying value and their fair value.

Equity securities with
no
readily determinable fair value, which relate to an entity in which the Company does not
have the ability to exercise significant influence, are accounted for pursuant to the provisions of ASC
325
-
20
“Investments - Other Cost Method Investments”. The Company initially recognizes such equity securities at cost. Subsequently, any dividends distributed by the investee to the Company are recognized as income when received, but only to the extent they represent net accumulated earnings of the investee since the Company’s initial recognition of the investment. Net accumulated earnings are recognized as income by the Company only if they are distributed to the investor as dividends. Any dividends received in excess of net accumulated earnings are recognized as a reduction in the carrying amount of the investment. Management evaluates the equity securities for other-than-temporary-impairment at each reporting date. An investment in cost method equity securities is considered impaired if the fair value of the investment is less than its carrying value, in which case the Company recognizes in earnings an impairment loss equal to the difference between their carrying value and their fair value. Consideration is given to significant deterioration in the earnings performance, or business prospects of the investee, significant adverse change in the regulatory, economic, or technological environment of the investee, significant adverse change in the general market condition in which the investee operates, as well as factors that raise significant concerns about the investee’s ability to continue as a going concern.

(aa) Stock Based Compensation:
The Company accounts for stock based payment awards granted to Costamare Shipping Company S.A. and Costamare Shipping Services Ltd. (Note
3
and
14a
), for the services provided by these entities, following the guidance in ASC
505
-
50
“Equity Based Payments to Non-Employees”. The fair value of the stock based payment awards is recognized in the line item General and administrative expenses - related parties in the consolidated statements of income.

(ab) Going concern:
The Company evaluates whether there is substantial doubt about its ability to continue as a going concern by applying the provisions of ASU
No.
2014
-
15.
In more detail, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one
year from the date the financial statements are issued. As part of such evaluation, the Company did not
identify any conditions that raise substantial doubt about the entity's ability to continue as a going concern. As a result, there was no
impact in the Company’s results of operations, financial position, cash flows or disclosures.

New Accounting Pronouncements -
Not
Yet Adopted

In
January 2016,
the FASB issued ASU
No.
2016
-
01—Financial
Instruments—Overall (Subtopic
825
-
10
)
,
which includes the requirement for all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). This Update is effective for all entities for fiscal years beginning after
December 15, 2017
and interim periods within those fiscal years. Early adoption is not
permitted. The Company has
not
yet determined what impact, if any, the adoption of the new standard will have on its consolidated financial position, results of operations or cash flows.

In
February 2016,
the FASB issued ASU
No.
2016
-
02—Leases
(ASC
842
)
, which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not
substantially change lessor accounting. For public companies, the standard will be effective for the first
interim reporting period within annual periods beginning after
December 15, 2018,
although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first
apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures. In a recent update, targeted improvements were proposed to the accounting standards that provide for (a) an optional new transition method for adoption that results in initial recognition of a cumulative effect adjustment to retained earnings in the year of adoption and (b) a practical expedient for lessors, under certain circumstances, to combine the lease and non-lease components of revenues for presentation purposes.  If the targeted improvements are approved, we intend to apply the alternative transition method and intend to elect the practical expedient for lessors for presentation purposes.

The Company is analyzing the impact of the adoption of this guidance on the Company’s consolidated financial statements, including assessing changes that might be necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting.

In
May
and
April 2016,
the FASB issued
two
Updates with respect to Topic
606:
ASU
No.
2016
-
10—Revenue
from Contracts with Customers (Topic
606
): Identifying Performance Obligations and Licensing and ASU
No.
2016
-
12—Revenue
from Contracts with Customers (Topic
606
): Narrow-Scope Improvements and Practical Expedients
. The amendments in these Updates do
not
change the core principle of the guidance in Topic
606,
which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (
1
) identify the contract(s) with a customer; (
2
) identify the performance obligations in the contract; (
3
) determine the transaction price; (
4
) allocate the transaction price to the performance obligations in the contract; and (
5
) recognize revenue when (or as) the entity satisfies a performance obligation. The amendments in Update
2016
-
10
simply clarify the following
two
aspects of Topic
606:
(
1
) identifying performance obligations and (
2
) licensing implementation guidance. The amendments in Update
2016
-
12
similarly affect only certain narrow aspects of Topic
606;
namely, (
1
) “Assessing the Collectability Criterion in Paragraph
606
-
10
-
25
-
1
(e) and Accounting for Contracts That Do
Not
Meet the Criteria for Step
1
(Applying Paragraph
606
-
10
-
25
-
7
),” (
2
) “Presentation of Sales Taxes and Other Similar Taxes Collected from Customers,” (
3
) “Noncash Consideration,” (
4
) “Contract Modifications at Transition,” (
5
) “Completed Contracts at Transition,” and (
6
) “Technical Correction.” The amendments in these Updates also affect the guidance in Accounting Standards Update
2014
-
09,
Revenue from Contracts with Customers (Topic
606
), which is
not
yet effective.

The effective date and transition requirements for the amendments in these Updates are the same as the effective date and transition requirements in Topic
606
(and any other Topic amended by Update
2014
-
09
). Accounting Standards Update
2015
-
14,
“Revenue from Contracts with Customers (Topic
606
): Deferral of the Effective Date,” has deferred the effective date of Update
2014
-
09
for public business entities to annual reporting periods beginning after
December 15, 2017,
including interim reporting periods within that reporting period. Earlier application is permitted. The new revenue standard may
be applied using either of the following transition methods: (
1
) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (
2
) a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption (which includes additional footnote disclosures). The Company will adopt the standard as of
January
1,
2018
and is expecting that the adoption will
not
have a material effect on its consolidated financial statements, other than additional revenue disclosures in the notes to the consolidated financial statements, since the Company has chartered its vessels under time charter agreements, and in this respect revenue is accounted under the leases standard.

In
June 2016,
the FASB issued ASU
No.
2016
-
13—Financial
Instruments—Credit Losses (Topic
326
) - Measurement of Credit Losses on Financial Instruments
. ASU
2016
-
13
amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For public entities, the amendments of this Update are effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years. Early application is permitted. Management is in the process of assessing the impact of the amendment of this Update on the Company’s consolidated financial position and performance.

In
August 2016,
the FASB issued ASU
No.
2016
-
15—Statement
of Cash Flows (Topic
230
)—Classification of Certain Cash Receipts and Cash Payments
 which addresses the following
eight
specific cash flow issues with the objective of reducing the existing diversity in practice: Debt prepayment or debt extinguishment costs; settlement of zero
-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of any corporate-owned life insurance policy (“COLI”) (including any bank-owned life insurance policy (“BOLI”)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. ASU
2016
-
15
is effective for fiscal years beginning after
December 15, 2017
including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

In
November 2016,
the FASB issued ASU
No.
2016
-
18—Statement
of Cash Flows (Topic
230
)—Restricted Cash,
which addresses the requirement that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic
230.
ASU
2016
-
18
is effective for fiscal years beginning after
December 15, 2017
including interim periods within that reporting period; however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

In
January 2017,
the FASB issued ASU
2017
-
01
- Business Combinations (Topic
805
)
to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance, the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not
constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not
a business. This update is effective for public entities with reporting periods beginning after
December 15, 2017,
including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period (i) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not
been reported in financial statements that have been issued or made available for issuance and (ii) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not
been reported in financial statements that have been issued or made available for issuance. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.

In
July 2017,
the FASB issued ASU
No.
2017
-
11,
Earnings Per Share (Topic
260
), Distinguishing Liabilities from Equity (Topic
480
) and Derivatives and Hedging (Topic
815
):
I. Accounting for Certain Financial Instruments with Down Round Features; II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope Exception, (ASU
2017
-
11
). Part I of this update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this update addresses the difficulty of navigating Topic
480,
Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable non-controlling interests. The amendments in Part II of this update do not
have an accounting effect. This ASU is effective for fiscal years, and interim periods within those years, beginning after
December
15,
2018.

The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.

In
August 2017,
the FASB issued ASU
No.
2017
-
12,
 Derivatives and Hedging (Topic
815
):
Targeted Improvements to Accounting for Hedging Activities (ASU
2017
-
12
), which amends and simplifies existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the financial statements.
This ASU is effective for fiscal years, and interim periods within those years, beginning after
December
15,
2018.

The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.